Shareholders' equity - Treasury shares (Details) - TOTALEnergies SE	Jun. 30, 2021 shares
Treasury shares	174,425
2019 Plan
Shares to be allocated as part of performance share grant plans	99,750
Other Plans
Shares to be allocated as part of performance share grant plans	74,675